Collaborative Agreement - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Research and development costs	$ 12,484,000	$ 6,964,000	$ 10,762,000	$ 6,692,000
Collaborative Research Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Research and development costs	$ 85,000	$ 124,000	$ 98,000	$ 145,000